Subordinated loans - Schedule of Subordinated Loans by Group Companies (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 15,968	€ 17,223	€ 16,411
ING Groep N.V. [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	8,253	7,203
ING Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 7,715	€ 10,020